UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: June 30, 2001
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson Capital Management, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  August 6, 2001

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $159,075

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1282    26705 SH       SOLE                     4000             22705
ADC TELECOMMUNICATIONS         COM              000886101     1050   159150 SH       SOLE                   100000             59150
AMERICAN EXPRESS CO            COM              025816109      473    12200 SH       SOLE                     3600              8600
AMERICAN HOME PRODUCTS CORP    COM              026609107     3819    65000 SH       SOLE                    43000             22000
AMERICREDIT                    COM              03060R101     7559   145500 SH       SOLE                    86000             59500
ANADARKO PETROLEUM CORP        COM              032511107     4951    91842 SH       SOLE                    65000             26842
ARDEN RLTY GROUP INC COM       COM              039793104     1073    40200 SH       SOLE                     7000             33200
AUTOMATIC DATA PROCESSING INC  COM              053015103     2276    45800 SH       SOLE                    40000              5800
AVERY DENNISON CORP            COM              053611109     5146   100800 SH       SOLE                    54000             46800
BRISTOL MYERS SQUIBB CO        COM              110122108      716    13698 SH       SOLE                                      13698
CELGENE                        COM              151020104     3854   133600 SH       SOLE                    77000             56600
CHIEFTAIN INTL INC COM         COM              16867C101      908    31600 SH       SOLE                                      31600
CITIGROUP INC                  COM              172967101     1239    23449 SH       SOLE                                      23449
COMPUTER ASSOCIATES            COM              204912109     5122   142274 SH       SOLE                    87000             55274
CONVERGYS CORP                 COM              212485106      741    24500 SH       SOLE                                      24500
CVS CORP                       COM              126650100     4889   126650 SH       SOLE                    75000             51650
DEVON ENERGY CORP COM          COM              25179M103     2759    52550 SH       SOLE                    13000             39550
DOLLAR GEN CORP COM            COM              256669102     6270   321540 SH       SOLE                   177500            144040
E M C CORP MASS COM            COM              268648102     3463   118400 SH       SOLE                    66000             52400
ELI LILLY & CO                 COM              532457108     2827    38200 SH       SOLE                    15000             23200
ENSCO INTL INC COM             COM              26874Q100     1688    72150 SH       SOLE                    50000             22150
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      343    18800 SH       SOLE                                      18800
FANNIE MAE                     COM              313586109     8205    96500 SH       SOLE                    58500             38000
FLEET BOSTON CORP              COM              339030108     3136    79500 SH       SOLE                    60000             19500
GATX CORP COM                  COM              361448103     1022    25475 SH       SOLE                     4000             21475
GENERAL ELECTRIC CO            COM              369604103     7141   146478 SH       SOLE                    79800             66678
HIBERNIA CORP CL A             COM              428656102      812    45600 SH       SOLE                                      45600
HOME DEPOT                     COM              437076102     5658   121550 SH       SOLE                    64500             57050
IBM CORP                       COM              459200101     1243    11000 SH       SOLE                                      11000
IMPATH, INC                    COM              45255G101     4122    93050 SH       SOLE                    48000             45050
LOWES COS INC COM              COM              548661107     1172    16150 SH       SOLE                                      16150
MEDTRONIC                      COM              585055106     4882   106100 SH       SOLE                    68000             38100
MELLON FINANCIAL CORP COM      COM              58551A108     1425    31800 SH       SOLE                     3000             28800
MERCK & CO INC                 COM              589331107      288     4500 SH       SOLE                     2000              2500
MICROSOFT CORP                 COM              594918104     5258    72033 SH       SOLE                    42500             29533
PAYCHEX INC                    COM              704326107     9963   249072 SH       SOLE                   109000            140072
PROVIDENT BANKSHARES COM       COM              743859100      315    12646 SH       SOLE                                      12646
SBC COMMUNICATIONS INC         COM              78387G103     1262    31500 SH       SOLE                                      31500
SENSORMATIC ELECTRONICS CORP   COM              817265101     3193   187800 SH       SOLE                   120000             67800
SHURGARD STORAGE CTRS COM      COM              82567D104      884    28300 SH       SOLE                     6000             22300
SUNGARD DATA SYSTEMS           COM              867363103    10774   359000 SH       SOLE                   216000            143000
SWIFT ENERGY CO                COM              870738101     4933   163713 SH       SOLE                    85000             78713
TEXTRON INC COM                COM              883203101     4868    88450 SH       SOLE                    64000             24450
TIFFANY & CO                   COM              886547108     4011   110750 SH       SOLE                    86000             24750
UNISYS CORP COM                COM              909214108     2268   154211 SH       SOLE                   115010             39201
VERIZON COMMUNICATIONS COM     COM              92343V104      808    15098 SH       SOLE                     3050             12048
WAL-MART STORES INC            COM              931142103     3075    63020 SH       SOLE                    45000             18020
WASHINGTON MUTUAL INC COMMON   COM              939322103     4412   117500 SH       SOLE                    85000             32500
WILSON GREATBATCH TECHNOLOGIES COM              972232102      200     6900 SH       SOLE                                       6900
CHIEFTAN INTL INC              PFD CV           168672202     1295    36100 SH       SOLE                     6000             30100
SOLV-EX CORP NEW WTS EXP 08/31 WT               834382111        0    21728 SH       SOLE                    16931              4797